Net loss per share - Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net loss attributable to common share holders, basic	$ (1,181,875)	$ (479,017)	$ (969,808)
Net loss attributable to common share holders, diluted	$ (1,181,875)	$ (479,017)	$ (969,808)
Weighted-average number of common shares outstanding, basic (in shares)	2,110,069	2,027,328	1,911,580
Weighted-average number of common shares outstanding, diluted (in shares)	2,110,069	2,027,328	1,911,580
Net loss per share - basic (in dollars per share)	$ (0.56)	$ (0.24)	$ (0.51)
Net loss per share - diluted (in dollars per share)	$ (0.56)	$ (0.24)	$ (0.51)